Interest Rate Benchmark Reform (Tables)	12 Months Ended
Dec. 31, 2020
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform

				Group
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	33,486	4,514	2,149	40,149
Other financial assets at fair value through profit and loss	968	22	—	990
Financial assets at amortised cost	15,062	1,191	90	16,343
Financial assets at fair value through comprehensive income	428	—	—	428
	49,944	5,727	2,239	57,910
Liabilities
Derivatives(1)	35,217	5,205	88	40,510
Other financial liabilities at fair value through profit and loss	1,129	69	—	1,198
Financial liabilities at amortised cost	2,354	1,319	—	3,673
	38,700	6,593	88	45,381
Off-balance sheet commitments given	11,400	2,126	573	14,099
(1) Many of the Santander UK group’s derivatives subject to IBOR reform are governed by ISDA definitions. In October 2020 ISDA issued an IBOR fallbacks supplement setting out how the amendments to new alternative benchmark rates will be accomplished, the effect of which is to create fallback provisions in derivatives that describe what floating rates will apply on the permanent discontinuation of certain key IBORs or upon ISDA declaring a non-representative determination of an IBOR. The Santander UK group has adhered to the protocol to implement the fallbacks to derivative contracts that were entered into before the effective date of the supplement (25 January 2021). If derivative counterparties also adhere to the protocol, new fallbacks will automatically be implemented in existing derivative contracts when the supplement becomes effective.
(2) Cessation dates are :- GBP, JPY, NOK LIBOR 31/12/2021, USD LIBOR 30/06/23, EONIA 03/01/2022

Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties
The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

				Group
	GBP LIBOR	USD LIBOR	Other	Total
2020	£m	£m	£m	£m
Total notional value of hedging instruments:
–Cash flow hedges	15,198	5,119	—	20,317
–Fair value hedges	32,223	1,077	778	34,078
	47,421	6,196	778	54,395
Maturing after cessation date(1)
–Cash flow hedges	10,553	2,562	—	13,115
–Fair value hedges	12,477	162	720	13,359
	23,030	2,724	720	26,474
(1) Cessation dates are :- GBP, JPY, NOK LIBOR 31/12/2021, USD LIBOR 30/06/23, EONIA 03/01/2022